UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Formerly, Multi-Sector Option Strategy Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 8.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	$1,050	$1,155,197
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	100	103,985
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 6.314%, (1 mo. USD LIBOR + 4.25%), 1/25/29(1)	550	622,377
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	500	538,018

Total Collateralized Mortgage Obligations (identified cost $2,271,086)		$2,419,577

Commercial Mortgage-Backed Securities — 5.0%
Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class C, 4.445%, 11/15/47(2)	$400	$394,280
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	319	320,409
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 2.772%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	500	499,844
Motel 6 Trust
Series 2017-MTL6, Class C, 3.472%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	195	195,576

Total Commercial Mortgage-Backed Securities (identified cost $1,407,664)		$1,410,109

Asset-Backed Securities — 12.9%
Security	Principal Amount (000’s omitted)	Value
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$22	$21,664
Series 2017-2, Class A2A, 1.65%, 9/18/20	59	59,103
Conn Funding II L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(3)	48	48,217
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(3)	170	169,813
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(3)	27	26,652
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	34,625
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(3)	207	203,614
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.223%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(3)	370	371,282

Security	Principal Amount (000’s omitted)	Value
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(3)	$101	$101,118
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(3)	750	749,528
Series 2017-2A, Class A2, 2.56%, 10/17/22(3)	100	98,336
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(3)	348	344,987
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(3)	122	122,720
Prosper Marketplace Issuance Trust
Series 2017-1A, Class B, 3.65%, 6/15/23(3)	300	300,698
Series 2017-3A, Class A, 2.36%, 11/15/23(3)	107	106,653
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(3)	500	498,984
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	24	24,107
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(3)	276	272,791
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(3)	63	62,590

Total Asset-Backed Securities (identified cost $3,631,861)		$3,617,482

Corporate Bonds & Notes — 2.3%
Security	Principal Amount (000’s omitted)	Value
Utilities — 2.3%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	$653	$643,463

Total Corporate Bonds & Notes (identified cost $653,321)		$643,463

U.S. Treasury Obligations — 7.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/27(4)	$2,314	$2,225,760

Total U.S. Treasury Obligations (identified cost $2,290,451)		$2,225,760

Short-Term Investments — 63.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(5)	17,728,661	$17,728,661

Total Short-Term Investments (identified cost $17,729,631)		$17,728,661

Value
Total Investments — 100.1% (identified cost $27,984,014)	$28,045,052

Other Assets, Less Liabilities — (0.1)%	$(33,513)

Net Assets — 100.0%	$28,011,539

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $4,173,403 or 14.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $194,779.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	30	Long	Sep-18	$6,341,250	$(7,077)
U.S. 5-Year Treasury Note	10	Long	Sep-18	1,131,250	(3,062)
U.S. Ultra 10-Year Treasury Note	28	Short	Sep-18	(3,559,063)	26,207
U.S. Ultra-Long Treasury Bond	5	Long	Sep-18	784,531	(7,039)

					$9,029

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2018, the Portfolio invested in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: During the fiscal year to date ended July 31, 2018, the Portfolio entered into total return swap contracts and equity index options and futures contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: During the fiscal year to date ended July 31, 2018, the Portfolio engaged in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates and security prices.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio entered into interest rate futures contracts and options thereon.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $26,207 and $17,178, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,419,577	$—	$2,419,577
Commercial Mortgage-Backed Securities	—	1,410,109	—	1,410,109
Asset-Backed Securities	—	3,617,482	—	3,617,482
Corporate Bonds & Notes	—	643,463	—	643,463
U.S. Treasury Obligations	—	2,225,760	—	2,225,760
Short-Term Investments	—	17,728,661	—	17,728,661
Total Investments	$—	$28,045,052	$—	$28,045,052
Futures Contracts	$26,207	$—	$—	$26,207
Total	$26,207	$28,045,052	$—	$28,071,259

Liability Description
Futures Contracts	$(17,178)	$—	$—	$(17,178)
Total	$(17,178)	$—	$—	$(17,178)

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Prior to May 30, 2018, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on May 29, 2018, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash, were transferred to the Portfolio with no gain or loss for financial reporting purposes. The Portfolio is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about November 23, 2018.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018